11. FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair value measurement on recurring basis
	Level 1	Level 2	Level 3	Total
Long-term investments	$–	$–	$–	$–
Total	$–	$–	$–	$–
Derivative liabilities	$–	$–	$1,013,102	$1,013,102
Total	$–	$–	$1,013,102	$1,013,102

Summary of changes in the fair value of derivative liabilities
Derivative Liability
Balance, December 31, 2012	$529,785

Transfers in (out) at mark-market value on date of payoff or conversion	(144,304)

Transfers in upon initial fair value of derivative liability	709,338

Loss from change in fair value of derivative liability	(81,717)

Balance, June 30, 2013	$1,013,102

Total gain for the six month period included in earnings relating to the liabilities held at June 30, 2013	$81,717